TAXES ON INCOME (Schedule of Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Current taxes	$ 26	$ 8	$ 30
Deferred taxes	(340)	2	2
Taxes in respect of previous years as a result of court ruling	1,050		15
Taxes on income, net, as reported in the statements of operations	736	10	47
Foreign	$ 57	$ 10	$ 47